CONSOLIDATED STATEMENTS OF CASH FLOWS - 10K - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 62.1		$ 47.3		$ 1.6
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	103.2		102.6		76.7
Foreign currency losses from re-measurement	19.5		25.5		5.9
Amortization of debt discount	1.4		1.4		1.3
Stock-based compensation amortization	5.1		5.5		0.2
Goodwill impairment charge	9.7		0.0		0.0
Provision for deferred income taxes	31.5		67.9		33.4
Loss on early extinguishment of debt	0.0		2.0		29.7
Amortization of debt issuance costs	5.7		5.5		3.5
Insurance proceeds for property, plant and equipment	0.0		0.0		(13.1)
Gain on sale of certain assets	(6.4)		(2.1)		(2.9)
Pension and other post-retirement cost (income)	19.0		(5.3)		(0.2)
Change in assets and liabilities:
(Increase) decrease in trade receivables	(18.5)		(5.5)		40.1
(Increase) decrease in inventories	(30.6)		9.2		10.2
(Increase) decrease in prepaid expenses and other current assets	(32.6)		4.5		(12.3)
Increase in accounts payable	34.9		0.2		19.1
Increase (decrease) in accrued expenses and other current liabilities	10.2		(21.5)		(4.5)
Pension and other post-retirement plan contributions	(18.1)		(19.0)		(18.5)
Purchases of permanent displays	(47.4)		(45.3)		(44.5)
Other, net	6.6		1.1		(2.4)
Net cash (used in) provided by operating activities	155.3		174.0		123.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(48.3)		(55.5)		(28.6)
Business acquisitions, net of cash acquired	(41.7)		0.0		(627.6)
Insurance proceeds for property, plant and equipment	0.0		0.0		13.1
Proceeds from the sale of certain assets	6.2		3.4		3.7
Net cash used in investing activities	(83.8)		(52.1)		(639.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in short-term borrowings and overdraft	23.0		(4.7)		(6.3)
Repayment of Contributed Loan	0.0		0.0		(48.6)
Payment of financing costs	0.0		(1.8)		(48.8)
Other financing activities	(3.7)		(3.2)		(2.6)
Net cash (used in) provided by financing activities	(12.1)		(75.1)		649.0
Effect of exchange rate changes on cash and cash equivalents	(7.8)		(15.6)		(5.1)
Net increase (decrease) in cash and cash equivalents	51.6		31.2		127.8
Cash and cash equivalents at beginning of period	275.3	[1]	244.1		116.3
Cash and cash equivalents at end of period	326.9	[1]	275.3	[1]	244.1
Cash paid during the period for:
Interest	79.9		85.6		78.7
Income taxes, net of refunds	25.2		20.9		12.5
Amended and Restated Senior Subordinated Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	0.0		(58.4)		0.0
Acquisition Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	(19.3)		(7.0)		0.0
Proceeds from issuance of long-term debt	0.0		0.0		698.3
5 3/4% Senior Notes Due 2021 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt	0.0		0.0		500.0
2011 Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	0.0		0.0		(113.0)
Prepayments under the 2011 Term Loan	(12.1)		0.0		0.0
9.75% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	$ 0.0		$ 0.0		$ (330.0)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.